PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers	$ 2,752	17,147	4,856
Staff field advances	232	1,444	1,986
Other deposit and receivables	2,030	12,649	16,570
Total	$ 5,014	31,240	23,412